Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
Disclosure of reconciliation of changes in intangible assets
A reconciliation of the changes in the carrying amount of intangible assets is as follows:

	Power sale and other contracts	Software and other	Intangibles under development	Coal rights	Total
Cost
As at Dec. 31, 2023	270	446	27	132	875
Additions	—	—	10	—	10
Acquisitions (Note 4)	57	—	—	—	57
Change in foreign exchange rates	5	7	1	—	13
Transfers	20	35	(33)	—	22
As at Dec. 31, 2024	352	488	5	132	977
Additions	—	—	11	—	11
Acquisitions(1)	—	—	12	—	12
Retirement of assets	—	(110)	—	—	(110)
Asset impairment charges	(2)	(1)	—	—	(3)
Change in foreign exchange rates	(4)	(5)	—	—	(9)
Transfers	—	6	(6)	—	—
As at Dec. 31, 2025	346	378	22	132	878
Accumulated amortization
As at Dec. 31, 2023	174	346	—	132	652
Amortization	19	19	—	—	38
Change in foreign exchange rates	4	3	—	—	7
Transfers	—	(1)	—	—	(1)
As at Dec. 31, 2024	197	367	—	132	696
Amortization	28	23	—	—	51
Retirement of assets	—	(110)	—	—	(110)
Change in foreign exchange rates	(1)	(1)	—	—	(2)
As at Dec. 31, 2025	224	279	—	132	635
Carrying amount
As at Dec. 31, 2024	155	121	5	—	281
As at Dec. 31, 2025	122	99	22	—	243
(1)Relates to the acquisition of the remaining 40 per cent interest in Tent Mountain, which was previously accounted for using the equity method. Refer to Note 9 for further details.
Goodwill acquired through business combinations has been allocated to groups of CGUs that are expected to benefit from the synergies of the acquisitions. Goodwill by segments is as follows:

As at Dec. 31	2025	2024
Hydro	258	258
Wind and Solar	177	178
Gas (Note 4)	51	51
Energy Marketing	30	30
Total goodwill	516	517